UNAUDITED QUARTERLY FINANCIAL DATA	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Financial Data
UNAUDITED QUARTERLY FINANCIAL DATA
Summarized information on the consolidated results of operations for each of the quarters during the two-year period ended December 31, 2015, follows.

	Quarter ended December 31, 2015	Quarter ended September 30, 2015	Quarter ended June 30, 2015	Quarter ended March 31, 2015

	(In thousands, except per-unit amounts)
Total revenues (1)	$112,414	$115,201	$86,855	$86,087

Net (loss) income attributable to SMLP (2)(3)	$(220,468)	$23,604	$2,985	$1,667
Less net (loss) income attributable to general partner, including IDRs	(2,469)	2,408	1,891	1,568
Net (loss) income attributable to limited partners	$(217,999)	$21,196	$1,094	$99

(Loss) earnings per limited partner unit:
Common unit – basic	$(3.28)	$0.32	$0.05	$0.00
Common unit – diluted	$(3.28)	$0.32	$0.05	$0.00
Subordinated unit – basic and diluted	$(3.28)	$0.32	$(0.03)	$0.00
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(1) Retrospectively adjusted for the impact of the 2016 Drop Down, the Polar and Divide Drop Down and the reclassification of certain revenues for Bison Midstream.
(2) In the quarter ended December 31, 2015, net loss attributable to SMLP includes $248.9 million of goodwill impairments and $1.6 million of long-lived asset impairments.
(3) In the quarter ended September 30, 2015, net income attributable to SMLP includes $7.7 million of long-lived asset impairments.

	Quarter ended December 31, 2014	Quarter ended September 30, 2014	Quarter ended June 30, 2014	Quarter ended March 31, 2014

	(In thousands, except per-unit amounts)
Total revenues (1)	$114,252	$94,152	$93,063	$85,702

Net (loss) income attributable to SMLP (2)	$(37,686)	$6,113	$4,036	$3,545
Less net (loss) income attributable to general partner, including IDRs	689	1,204	801	431
Net (loss) income attributable to limited partners	$(38,375)	$4,909	$3,235	$3,114

(Loss) earnings per limited partner unit:
Common unit – basic	$(0.65)	$0.08	$0.05	$0.08
Common unit – diluted	$(0.65)	$0.08	$0.05	$0.08
Subordinated unit – basic and diluted	$(0.65)	$0.08	$0.05	$0.02
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(1) Retrospectively adjusted for the impact of the 2016 Drop Down, the Polar and Divide Drop Down and the reclassification of certain revenues for Bison Midstream.
(2) In the quarter ended December 31, 2014, net loss attributable to SMLP includes $54.2 million of goodwill impairment and $5.5 million of long-lived asset impairment.
The amounts for total revenues as originally filed on the respective 2015 and 2014 quarterly reports on Form 10-Q have been retrospectively adjusted for the impact of the Polar and Divide Drop Down and reclassification of certain revenues for Bison Midstream. There was no impact on net income attributable to partners or EPU. A reconciliation of total revenues follows.

	Quarter ended September 30, 2015	Quarter ended June 30, 2015	Quarter ended March 31, 2015

	(In thousands)
Total revenues as originally reported	$103,249	$77,274	$68,579
2016 Drop Down	8,644	5,911	4,870
Bison revenue reclass	3,308	3,670	4,056
Polar and Divide Drop Down	—	—	8,582
Total revenues	$115,201	$86,855	$86,087

	Quarter ended September 30, 2014	Quarter ended June 30, 2014	Quarter ended March 31, 2014

	(In thousands)
Total revenues as originally reported	$79,030	$80,796	$76,202
2016 Drop Down	4,108	2,414	1,922
Bison revenue reclass	5,260	4,665	4,399
Polar and Divide Drop Down	5,754	5,188	3,179
Total revenues	$94,152	$93,063	$85,702